Share Capital (Details) - Schedule of the Company’s shares issuable for Silver Bull Warrants	9 Months Ended
Oct. 31, 2021 $ / shares shares
Schedule of the Company’s shares issuable for Silver Bull Warrants [Abstract]
Shares, Beginning Balance (in Shares) | shares
Weighted Average Exercise Price Per Arras share issuable, Beginning Balance
Weighted Average Exercise Price Per Silver Bull Share issuable, Beginning Balance
Shares, Issuable pursuant to the Distribution with Silver Bull (in Shares) | shares	1,971,289
Weighted Average Exercise Price Per Arras share issuable, Issuable pursuant to the Distribution with Silver Bull	$ 0.25
Weighted Average Exercise Price Per Silver Bull Share issuable, Issuable pursuant to the Distribution with Silver Bull	$ 0.34
Shares, Ending Balance (in Shares) | shares	1,971,289
Weighted Average Exercise Price Per Arras share issuable, Ending Balance	$ 0.25
Shares, Ending Balance	$ 0.34